Property and Equipment, Net	12 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of June 30,
	2026	2025
Office buildings	20,557,526	20,628,654
Equipment and office furniture	2,433,520	1,902,317
Office building related facilities, machinery and equipment	64,192	63,022
Transportation equipment	707,728	707,015
Leasehold improvements	3,098,249	2,930,897
Total	26,861,215	26,231,905
Less: accumulated depreciation	(6,911,094)	(5,019,442)
Property and equipment, net	19,950,121	21,212,463

Depreciation expense was $1,854,462, $1,462,726 and $1,036,767 for the years ended June 30, 2026, 2025 and 2024, respectively.

As of June 30, 2026, the office building with carrying amount of $17,712,809 is pledged to secure the financing credit facility of HKD75,000,000 from Taipei Fubon Bank (Note 10).